SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Leasehold improvement	10-25 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Solar power projects	25 years

Summary of company's assets held for sale
	At December 31, 2015	At December 31,2016
Property, plant and equipment, net	$3,530,744	$6,638,018
Prepaid land use right, net	$710,134	$920,200
Total	$4,240,878	$7,558,218

Largest prepayments made to individual suppliers [Member] | Suppliers concentration risk [Member]
Concentration Risk [Line Items]
Schedule of concentration risk
	At December 31,
	2015	2016
Supplier A	$6,400,000	$1,614,677
Supplier B	$1,070,954	$1,458,913

Advances and prepayments to equipment suppliers [Member] | Suppliers concentration risk [Member]
Concentration Risk [Line Items]
Schedule of concentration risk
	At December 31,
	2015	2016
Supplier A	$71,783	$236,929
Supplier B	$66,689	-